Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 342,747	£ 353,292
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 6,400	£ 5,300